Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 914
Ending Balance	1,315	€ 914
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	730
Ending Balance	1,071	730
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	184
Ending Balance	244	184
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,870	1,863
Additions	481	104
Currency translation differences	107	(97)
Ending Balance	2,459	1,870
Gross carrying amount [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,132	1,220
Additions	320
Currency translation differences	99	(88)
Ending Balance	1,551	1,132
Gross carrying amount [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	738	643
Additions	162	104
Currency translation differences	8	(9)
Ending Balance	908	738
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(957)	(855)
Additions	160	126
Currency translation differences	27	(25)
Ending Balance	(1,144)	(957)
Accumulated impairment [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(403)	(369)
Additions	54	56
Currency translation differences	23	(22)
Ending Balance	(480)	(403)
Accumulated impairment [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(554)	(486)
Additions	106	71
Currency translation differences	4	(3)
Ending Balance	€ (664)	€ (554)